Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.06%)	2.14%
Net Unrealized Appreciation/(Depreciation)	$ (87,971)	$ 3,735,609
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.71%	1.97%
Net Unrealized Appreciation/(Depreciation)	$ 1,144,023	$ 3,438,143
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.77%)	0.17%
Net Unrealized Appreciation/(Depreciation)	$ (1,231,994)	$ 297,466
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.42%	0.27%
Net Unrealized Appreciation/(Depreciation)	$ 677,368	$ 467,153
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.15%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 240,490	$ (63,140)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 17,302	$ (19,770)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)	0.70%
Net Unrealized Appreciation/(Depreciation)	$ (60,781)	$ 1,217,773
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 2,016
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 289
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		$ 11,594
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)	0.69%
Net Unrealized Appreciation/(Depreciation)	$ (63,086)	$ 1,206,179
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (260)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.25%	(0.33%)
Net Unrealized Appreciation/(Depreciation)	$ 394,440	$ (575,250)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 14,560
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	$ 71,617	$ (92,460)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.86%	0.50%
Net Unrealized Appreciation/(Depreciation)	$ 2,978,285	$ 868,265
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.29%	1.70%
Net Unrealized Appreciation/(Depreciation)	$ 466,655	$ 2,970,990
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	2.04%
Net Unrealized Appreciation/(Depreciation)	$ 78,750	$ 3,577,403
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.13%)	0.15%
Net Unrealized Appreciation/(Depreciation)	$ (209,775)	$ 265,515
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.29%	(0.66%)
Net Unrealized Appreciation/(Depreciation)	$ 473,437	$ (1,153,413)
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 5,484
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.29%
Net Unrealized Appreciation/(Depreciation)	$ 467,953
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 70
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.05%)	0.26%
Net Unrealized Appreciation/(Depreciation)	$ (86,298)	$ 449,212
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.05%
Net Unrealized Appreciation/(Depreciation)	$ (14,696)	$ 79,694
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.14%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ 225,237	$ (247,491)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(2.63%)	(0.33%)
Net Unrealized Appreciation/(Depreciation)	$ (4,210,279)	$ (570,799)